Patent License Agreement - Additional Information (Details) - USD ($) $ in Thousands		3 Months Ended	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2015
Patent License Agreement [Line Items]
License agreement date	Dec. 31, 2015
Common stock, shares issued	48,666
Common stock, fair value of stock issued	$ 181			$ 181
University
Patent License Agreement [Line Items]
License agreement date			Nov. 23, 2016
Non-refundable license issue fee		$ 500
Term of license agreement description			The term of the license agreement will continue until the later of (i) the expiration of the last valid claim within the patent rights covering the product in such country, (ii) the expiration of market exclusivity in such country and (iii) the 10th anniversary of the first commercial sale in such country. The University may terminate the agreement in the event (i) the Company fails to pay any amount or make any report when required to be made and fails to cure such failure within thirty (30) days after receipt of notice from the University, (ii) is in breach of any provision of the agreement and fails to remedy within forty-five (45) days after receipt of notice, (iii) makes a report to the University under the agreement that is determine to be materially false, (iv) declares insolvency or bankruptcy or (v) takes an action that causes patent rights or technical information to be subject to lien or encumbrance and fails to remedy any such breach with in forty-five (45) days of receipt of notice from the University. The Company may terminate the agreement at any time on written notice to the University at least ninety (90) days prior to the termination date specified in the notice. Upon expiration or termination of the agreement, all rights revert to the University.
License agreement termination notice period			90 days
University | Maximum [Member]
Patent License Agreement [Line Items]
Milestone payments			$ 2,625